RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Schedule Of Related Party Relationships [Table Text Block]
(1)	Related party relationships

Name of related parties	Relationship
Beijing Shihui	Being owned by close family members of the Company's Chairman
Zhangye Shihui	Being owned by close family members of the Company's Chairman
Xinjiang Ginbo Seeds Center	Being the non-controlling interest of Xinjiang Origin
Jilin Jinong Hi-tech Development Shares Co., Ltd.(“Jinong”)	Being long-term investment of the Company (note 11)
Henan Agricultural University	Being the non-controlling interest of Beijing Origin
Linze Origin Seeds Ltd	Being owned by close family members of the Company's Chairman
De Nong Zheng Cheng Seed Limited	Being owned by close family members of the Company's Chairman
Henan Yingde Agricultural Ltd.	Being owned by close family members of the Company's Chairman
Beijing Origin Zhengzhou Branch("Zhengzhou Branch")	Being controlled by close family members of the Company's Chairman from August 16, 2017 to September 21, 2018
Non-controlling shareholders (“NCI”)	Non- controlling shareholders of Hubei Aoyu, Anhui Aoyu, Xuzhou Aoyu, Shandong Aoyu, Henan Aoyu, Shandong Aoruixinong

Schedule Of Amounts Due From Related Parties [Table Text Block]
(1)	Due from related parties

	September 30,
	2018	2019
	RMB	RMB

Beijing Shihui	—	24,819
De Nong Zheng Cheng Seed Limited	129,506	—
Henan Yingde Agricultural Ltd.	—	2,252
Close family of the Company’s Chairman	—	100
NCI	—	6,719
	129,506	33,890

Schedule Of Amounts Due To Related Parties [Table Text Block]
(1)	Due to related parties

	September 30,
	2018	2019
	RMB	RMB

Beijing Shihui	137,811	—
Zhangye Shihui	10,000	—
Linze Origin Seeds Limited	123,579	2,214
Henan Agriculture University	1,000	—
Xinjiang Ginbo Seeds Center (i)	10,000	10,000
Companies controlled by the Company’s directors	1,634	1,706
NCI	—	14,948
The Company’s Chairman	9,692	13,213
Close family of the Company’s Chairman	—	552
Ex-shareholders	16	—

	293,732	42,633

Note (i): Xinjiang Origin has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2016, which is unsecured, interest-free and repayable on demand.

Schedule of Related Party Transactions [Table Text Block]
(1)	Transactions with related parties

(a)Sales to

	Year ended
	September 30,
	2017	2018	2019
	RMB	RMB	RMB

Linze Origin Seeds Limited	—	45	83
Beijing Shihui	—	—	20,823
NCI	—	—	17,081
Zhengzhou Branch	—	7,803	—

	—	7,848	37,987

(b)Service income received from

	Year ended
	September 30,
	2017	2018	2019
	RMB	RMB	RMB

Beijing Shihui	396	—	—

(c)Service fee charged by

	Year ended
	September 30,
	2017	2018	2019
	RMB	RMB	RMB

Beijing Shihui	600	—	—

(d)License usage fees charged to

	Year ended
	September 30,
	2017	2018	2019
	RMB	RMB	RMB

Beijing Shihui	—	1,575	—